Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information
Schedule of noncash activities

	Year Ended December 31,
	2014	2013	2012
Purchase price for acquisition of real property interests included in due to Landmark and affiliates	$—	$963,067	$—
Capital contribution to fund general and administrative expense reimbursement	12,349	—	—
Contributions of real property interests by Landmark	49,500	831,424	3,902,791
Fair value adjustment of investments in receivables	284,294	—	—
Unit-based compensation	17,500	—	—

Schedule of cash flows related to interest paid

	Year Ended December 31,
	2014	2013	2012
Cash paid for interest	$4,170,785	$3,095,644	$1,120,212